Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase Price Consideration
The following table presents the components of the purchase consideration to acquire Galileo:

Cash paid	$75,633
Seller note	243,998
Fair value of preferred stock issued(1)	814,156
Fair value of common stock options assumed(2)	32,197
Total purchase consideration	$1,165,984
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(1) The preferred stock issued is subject to adjustment as part of the closing net working capital calculation, which was finalized subsequent to March 31, 2021, as discussed below. As of March 31, 2021, the closing net working capital calculation remained the only open item with regard to the purchase price allocation process for Galileo.
(2) We contemporaneously converted outstanding options to acquire common stock of Galileo into corresponding options to acquire common stock of SoFi (“Replacement Options”) at an exchange ratio of one Galileo option to 3.83 Replacement Options.

The following table presents the components of the purchase consideration to acquire Galileo:

Cash paid(1)	$75,633
Seller note(2)	243,998
Fair value of preferred stock issued(3)	814,156
Fair value of common stock options assumed(4)	32,197
Total purchase consideration	$1,165,984
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(1) We funded the cash consideration using borrowings under our revolving credit facility.
(2) On May 14, 2020, as part of the purchase price consideration, Galileo agreed to a seller note financing arrangement. The seller note has an aggregate principal amount of $250.0 million and a scheduled maturity of May 14, 2021. During the first six months of the twelve-month borrowing term, there was no interest due to the seller and, as such, the Company expected to pay off the seller note prior to the end of the six month no interest rate period. Given our prepayment assumption, we initially did not expect to pay any interest expense and, therefore, imputed an annual interest rate of 4.9% based on market interest rates and credit factors specific to the Company as of the note issuance date. We did not pay off the seller note before the promotional period ended on November 14, 2020. At the seller note inception, we determined that our call option on the seller note was an embedded derivative, which was not separately valued because it was clearly and closely related to the host contract, and such call option was expected to be exercised during the promotional period. However, the promotional period lapsed, which triggered incremental interest of $12.5 million incurred to the Galileo sellers on the call date of November 14, 2020, reflecting an interest rate of 10.0% per annum during the six-month promotional borrowing period. This incremental interest is payable at seller note maturity. Subsequent to the promotional borrowing period, we pay interest quarterly in arrears at an interest rate of 10.0% per annum. During February 2021, we paid off the seller note and accrued interest. See Note 18 for additional information.
(3) The fair value of the 52,743,298 shares of the Company’s Series H-1 preferred stock issued as of the date of acquisition was determined using a Black-Scholes Model via the backsolve method, resulting in a per share value of $15.44. The preferred stock issued is subject to adjustment as part of the closing net working capital calculation, as discussed below, which was not finalized as of December 31, 2020. Refer to Note 10 for additional information on the Series H-1 preferred stock.
(4) The fair value of Galileo common stock options assumed in the purchase consideration was first determined by using Black-Scholes option pricing techniques using the following assumptions:

Stock price on acquisition date	$46.38
Risk-free rate	0.16% – 0.32%
Dividend yield	—%
Volatility	28.4% – 37.4%
Expected term (years)	2.0 – 5.2

Schedule of Finite-Lived Intangible Assets Acquired
Identifiable intangible assets at the date of acquisition included finite-lived intangible assets with a gross carrying amount of $388,000, as follows:

	Gross Carrying Amount	Weighted Average Useful Life (Years)
Developed technology	$253,000	8.6
Customer-related	125,000	3.6
Trade names, trademarks and domain names	10,000	8.6

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table presents the allocation of the total purchase consideration to the estimated fair values of the identified assets acquired and liabilities assumed of Galileo as of the date of acquisition, as well as a reconciliation to the total consideration transferred:

Assets acquired
Cash and cash equivalents	$10,305
Accounts receivable(1)	12,999
Property, equipment and software	2,026
Intangible assets(2)	388,000
Operating lease ROU assets	5,361
Other assets(3)	10,631
Total identifiable assets acquired	429,322
Liabilities assumed
Accounts payable, accruals and other liabilities(3)	20,668
Operating lease liabilities	5,361
Debt	5,832
Deferred income taxes(4)	104,835
Total liabilities assumed	136,696
Total identified net assets acquired	292,626
Goodwill(5)	873,358
Total consideration	$1,165,984
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(1)The fair value of accounts receivable acquired was $12,999, with a gross contractual amount of $13,844. At the date of acquisition, the Company expected $845 to be uncollectible.
(2)Intangible assets consist of finite-lived intangible assets with a gross carrying amount of $388,000, as follows:

	Gross Carrying Amount	Weighted Average Useful Life (Years)
Developed technology(a)	$253,000	8.6
Customer-related(b)	125,000	3.6
Trade names, trademarks and domain names(c)	10,000	8.6
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(a) Valued using the Multi-Period Excess Earnings Method (“MPEEM”), which is a form of the income approach. The significant assumptions include: (i) the estimated annual net cash flows, which are a function of expected earnings attributable to the asset (and include an assumed technology migration curve), contributory asset charges and the applicable tax rate, (ii) an assumed discount rate, which reflects the risk of the asset relative to the overall risk of Galileo, and (iii) the tax amortization benefit.
(b) Valued using the With and Without Method, which is a form of the income approach. The significant assumptions include: (i) the estimated annual revenues and net cash flows both with the existing customer base and without the existing customer base, which include assumptions regarding revenue ramp-up periods and attrition rates, (ii) an assumed discount rate, and (iii) the tax amortization benefit.
(c) Valued using the Relief from Royalty Method, which is a form of the income approach. The significant assumptions include: (i) the estimated annual net cash flows, which are a function of expected earnings attributable to the asset, the probability of use of the asset, the royalty rate and the applicable tax rate, (ii) the discount rate, and (iii) the tax amortization benefit.
(3)Other liabilities at the acquisition date included a contingent liability associated with a class action litigation in which Galileo was a co-defendant involving service disruption for Galileo’s most significant customer stemming from Galileo’s system experiencing technology platform downtime. Additionally, the customer sought compensatory payment from Galileo as part of the system outage. At the acquisition date, the Company believed it was probable that a settlement would be reached and estimated the loss to be $6,195. Other assets at the acquisition date included $6,195 for the expected insurance recovery on the expected settlement. See Note 15 for additional disclosure on this contingent matter.
(4)The deferred tax liabilities recognized in the acquisition were primarily related to the acquired intangible assets recognized at a fair value of $388.0 million, in which we had no tax basis.
(5)The excess of the total purchase consideration over the fair value of the identified net assets acquired was allocated to goodwill, none of which is expected to be deductible for tax purposes. Upon finalization of the closing net working capital calculation, we currently expect the total purchase consideration to be reduced by $743, which will result in a corresponding reduction to the carrying amount of goodwill. Goodwill is primarily attributable to synergies expected from leveraging SoFi’s resources to further build upon Galileo’s product offerings, scaling Galileo’s operations and expanding its market reach. As such, the goodwill is fully allocated to the Technology Platform segment.
Schedule of Pro Forma Information
The following unaudited supplemental pro forma financial information presents the Company’s consolidated results of operations for the three months ended March 31, 2020 as if the business combination had occurred on January 1, 2020:

Three Months Ended March 31,
2020
Total net revenue	$99,278
Net loss	(24,560)

The following unaudited supplemental pro forma financial information presents the Company’s consolidated results of operations for the years ended December 31, 2020 and 2019 as if the business combination had occurred on January 1, 2019:

	Year Ended December 31,
	2020	2019
Total net revenue	$625,413	$483,921
Net loss	(304,219)	(209,770)